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                                          497(e) File Nos. 2-90518 and 811-4006

Supplement dated August 24, 1998 to Prospectus dated March 2, 1998

CitiSelect(R) Folio 200      CitiSelect(R) Folio 400
CitiSelect(R) Folio 300      CitiSelect(R) Folio 500

The sixth paragraph appearing in the "Management -- Investment Manager" section on page 22 is deleted and replaced with the following:

SMALL CAPITALIZATION GROWTH SECURITIES

This portion of the Funds' portfolios has been managed by Lawrence P. Keblusek since August 1998. Mr. Keblusek's biographical information is contained under "Management -- Investment Manager" above.